Dividends	6 Months Ended
Jun. 30, 2023
Dividends
Dividends

12. Dividends

The 2022 final dividend was approved by shareholders at the Annual General Meeting on 25 April 2023 and the payment made on 2 May 2023 to shareholders on the register at the close of business on 17 March 2023.

NatWest Group plc announces an interim dividend for 2023 of £492 million, or 5.5 pence per ordinary share. The interim dividend will be paid on 15 September 2023 to shareholders on the register at close of business on 11 August 2023. The ex-dividend date will be 10 August 2023.